UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07988
LORD ABBETT INVESTMENT TRUST
(Exact name of registrant as specified in charter)
90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)
Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	11/30/2004

Date of reporting period:	8/31/2004

Item 1:   Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - BALANCED FUND August 31, 2004

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS 96.45%

Lord Abbett Affiliated Fund, Inc.-Class Y (a)	32,801,822	$441,840

Lord Abbett Bond-Debenture Fund, Inc.-Class Y (b)	31,030,441	245,451

Lord Abbett Total Return Fund-Class Y (c)	5,572,469	59,124

Total Investments in Underlying Funds (cost $725,175,421)		$746,415

Investments	Principal Amount (000)
SHORT-TERM INVESTMENT 3.13%

Repurchase Agreement 3.13%
Repurchase Agreement dated 8/31/2004, 1.28% due 9/1/2004 with State Street Bank & Trust Co. collateralized by $24,895,000 of Federal National Mortgage Assoc. at zero coupon due 2/4/2005; value: $24,700,495; proceeds: $24,216,910 (cost $24,216,048)	$24,216	$24,216

Total Investments in Securities 99.58% (cost $749,391,469)		770,631
Cash and Other Assets in Excess of Liabilities 0.42%		3,237
Net Assets 100.00%		$773,868

(a)          Fund investment objective is to seek long-term growth of capital and income without excess fluctuations in market value.

(b)         Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

(c)          Fund investment objective is to seek income and capital appreciation to produce a high total return.

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2004

Investments	Shares (000)	Value
LONG-TERM INVESTMENTS 97.73%

COMMON STOCKS 1.48%

Communication Equipment 0.34%
Nortel Networks Corp.*(a)	150	$564,000

Miscellaneous Transport 0.13%
Continental Airlines, Inc. Class B*	22	212,300

Retail-Specialty 1.01%
Foot Locker, Inc.	76	1,698,330

Total Common Stocks (cost $3,031,893)		2,474,630

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 72.77%

Advertising 2.86%
Getty Images, Inc.	0.50%	6/9/2023	$1,325	1,659,562
Young & Rubicam, Inc.	3.00%	1/15/2005	3,100	3,123,250
Total				4,782,812

Airlines 1.45%
Continental Airlines, Inc.	4.50%	2/1/2007	1,405	987,012
Northwest Airlines Corp.	7.625%#	11/15/2023	2,000	1,437,500
Total				2,424,512

Biotechnology 2.95%
Amylin Pharmaceuticals, Inc.	2.25%	6/30/2008	1,775	1,732,844
Decode Genetics, Inc.+	3.50%	4/15/2011	2,125	1,723,906
Invitrogen Corp.	2.25%	12/15/2006	1,525	1,483,062
Total				4,939,812

Broadcast & Cable 0.73%
EchoStar Communications Corp.	5.75%	5/15/2008	1,201	1,225,020

Commercial Services 4.01%
Fluor Corp.	1.50%	2/15/2024	2,525	2,600,750
International Game Technology	Zero Coupon	1/29/2033	2,900	2,037,250
Manpower, Inc.	Zero Coupon	8/17/2021	3,250	2,071,875
Total				6,709,875

See Notes to Schedule of Investments.

1

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Communication Equipment 3.27%
Agere Systems, Inc.	6.50%	12/15/2009	$1,795	$1,817,438
Comverse Technology, Inc.	Zero Coupon	5/15/2023	1,900	2,239,625
Powerwave Technologies, Inc.	1.25%	7/15/2008	1,500	1,425,000
Total				5,482,063

Conglomerates 3.46%
3M Co.	Zero Coupon	11/21/2032	2,775	2,546,062
Tyco Int’l. Group(a)	2.75%	1/15/2018	2,250	3,245,625
Total				5,791,687

Consumer Services 1.32%
Cendant Corp.	3.875%	11/27/2011	2,150	2,203,750

Diversified Metals & Mining 3.04%
Anglo American plc(a)	3.375%	4/17/2007	2,200	2,552,887
Massey Energy Co.	4.75%	5/15/2023	1,500	2,538,750
Total				5,091,637

Diversified Financials 1.50%
GATX Financial Corp.	7.50%	2/1/2007	2,175	2,503,969

e-Commerce 1.27%
Deutsche Bank Lux (IACI)+(a)	1.894%#	5/1/2012	1,650	2,121,075

Electrical Equipment & Instruments 1.17%
Flir Systems, Inc.	3.00%	6/1/2023	1,270	1,957,388

Foods 2.40%
Bunge Ltd. Finance Corp.	3.75%	11/15/2022	1,300	1,756,625
Nestle Holdings, Inc.	3.00%	5/9/2005	2,100	2,263,695
Total				4,020,320

Health Equipment & Supply 4.08%
Advanced Medical Optics, Inc.+	2.50%	7/15/2024	1,925	2,030,875
Apogent Technologies, Inc.	0.27%#	12/15/2033	1,875	2,299,313
Cytyc Corp.	2.25%	3/15/2024	2,225	2,508,687
Total				6,838,875

See Notes to Schedule of Investments.

2

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Health Services 2.56%
LabOne, Inc.+	3.50%	6/15/2034	$2,000	$2,135,000
LifePoint Hospitals Holdings	4.50%	6/1/2009	2,175	2,155,969
Total				4,290,969

Household Products 1.17%
Church & Dwight Co., Inc.	5.25%	8/15/2033	1,600	1,962,000

IT Services 2.75%
IOS Capital LLC+	5.00%	5/1/2007	2,000	2,070,000
Per-Se Technologies, Inc.+	3.25%	6/30/2024	2,500	2,525,000
Total				4,595,000

Leisure Facilities 1.44%
Carnival Corp.	2.00%	4/15/2021	1,850	2,402,688

Leisure Products 2.11%
Aristocrat Leisure Ltd.+(a)	5.00%	5/31/2006	1,765	2,301,119
WMS Industries, Inc.	2.75%	7/15/2010	975	1,229,719
Total				3,530,838

Lodging 2.43%
Hilton Hotels Corp.	3.375%	4/15/2023	1,500	1,640,625
Starwood Hotels & Resorts	3.50%	5/16/2023	2,250	2,418,750
Total				4,059,375

Machinery 1.88%
Danaher Corp.	Zero Coupon	1/22/2021	4,050	3,138,750

Miscellaneous 2.29%
Lehman Brothers Holdings, Inc.	0.25%	6/24/2008	1,400	1,373,750
Lehman Brothers Holdings, Inc.	0.25%	7/7/2011	2,500	2,462,500
Total				3,836,250

Oil-Integrated 2.72%
Repcon Luxembourg S.A.+(a)	4.50%	1/26/2011	1,950	2,134,002
Swiss Life Finance Ltd.(a)(b)	2.00%	5/20/2005	2,150	2,418,750
Total				4,552,752

Pharmaceuticals 4.13%
Allergan, Inc.	Zero Coupon	11/6/2022	1,550	1,453,125

See Notes to Schedule of Investments.

3

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Gilead Sciences, Inc.	2.00%	12/15/2007	$1,300	$1,985,750
Teva Pharmaceutical Finance B.V.(a)	0.375%	11/15/2022	1,408	1,897,280
Watson Pharmaceutical, Inc.	1.75%	3/15/2023	1,600	1,582,000
Total				6,918,155

Publishing & Print 1.22%
Valassis Communications, Inc.	1.084%	5/22/2033	3,175	2,047,875

Retail-Specialty 2.61%
Best Buy Co., Inc.	2.25%	1/15/2022	1,900	1,961,750
Costco Cos., Inc.	Zero Coupon	8/19/2017	2,550	2,403,375
Total				4,365,125

Semiconductors 1.12%
ASML Holding NV(a)	5.75%	10/15/2006	625	688,281
RF Micro Devices, Inc.	1.50%	7/1/2010	1,200	1,183,500
Total				1,871,781

Software-Applications & Systems 5.94%
Computer Associates Int’l., Inc.	5.00%	3/15/2007	1,500	1,695,000
DST Systems, Inc.	4.125%	8/15/2023	1,850	2,280,125
EMC Corp.	4.50%	4/1/2007	1,510	1,615,700
Mentor Graphics Corp.	6.875%	6/15/2007	1,895	1,963,694
Red Hat, Inc.+	0.50%	1/15/2024	2,675	2,387,437
Total				9,941,956

Truckers 1.09%
Yellow Corp.	3.375%	11/25/2023	1,500	1,831,875

Utilities-Electric 3.80%
PPL Energy Supply LLC	2.625%	5/15/2023	1,500	1,608,750
Scottish Power Finance Ltd.(a)(b)	4.00%#	7/29/2049	2,175	2,283,750
TXU Corp.	3.10%#	7/15/2033	1,750	2,474,815
Total				6,367,315
Total Convertible Bonds (cost $123,179,995)				121,805,499

See Notes to Schedule of Investments.

4

Investments	Interest Rate	Shares (000)	Value
CONVERTIBLE PREFERRED STOCKS 23.48%

Autos 0.77%
Ford Motor Co. Capital Trust	6.50%	24	$1,289,925

Banks-Regional 1.30%
Commerce Capital II	5.95%	37	2,176,336

Beverages 1.48%
Constellation Brands, Inc.	5.75%	78	2,474,023

Broadcast & Cable 1.17%
Radio One Inc.	6.50%#	2	1,952,250

Consumer Services 0.99%
United Rentals, Inc.	6.50%	42	1,657,687

Containers & Packaging 1.26%
Owens Illinois, Inc.	4.75%	60	2,103,325

Diversified Financials 0.88%
Doral Financial Corp.(b)	4.75%	5	1,466,070

Health Services 0.88%
Omnicare, Inc.	4.00%	30	1,469,100

Insurance-Multiline 1.17%
Hartford Financial Group, Inc.	6.00%	33	1,957,427

Integrated Telecom Services 0.52%
Alltel Corp.	7.75%	17	872,950

National Gas Diversified 2.33%
Oneok, Inc.	8.50%	50	1,534,680
Williams Co., Inc. (The)	5.50%	34	2,362,841
Total			3,897,521

Oil Services 1.05%
Lehman Brothers Holdings, Inc.	6.00%	40	1,756,565

Oil-Integrated 4.01%
Amerada Hess Corp.	7.00%	37	2,684,350
Chesapeake Energy Corp.	6.00%	32	2,439,600
Valero Energy Corp.	2.00%	47	1,588,738
Total			6,712,688

See Notes to Schedule of Investments.

5

Investments	Interest Rate	Shares (000)	Value
Paper & Forest Prod 1.27%
Temple-Inland, Inc.	7.50%	37	$2,127,870

Pollution Control 0.86%
Allied Waste Industries, Inc.	6.25%	25	1,447,500

Retail-Food & Drug 1.32%
Albertson’s, Inc.	7.25%	84	2,206,227

Utilities-Electric 1.30%
Aquila, Inc.	6.75%	25	737,500
Public Service Enterprise	10.25%	25	1,443,180
Total			2,180,680

Utilities-Gas Pipeline 0.92%
Sempra Energy	8.50%	50	1,542,500

Total Convertible Preferred Stocks (cost $38,931,743)			39,290,644
Total Long-Term Investments (cost $165,143,631)			163,570,773

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.55%

Repurchase Agreement 2.55%
Repurchase Agreement dated 8/31/2004, 1.28% due 9/1/2004 with State Street Bank & Trust Co. collateralized by $4,425,000 of Federal Home Loan Mortgage Corp. at zero coupon due 5/31/2005; value: $4,357,240; proceeds: $4,270,771 (Cost $4,270,619)	$4,271	4,270,619

Total Investments 100.28% (cost $169,414,250)		167,841,392
Liabilities in Excess of Cash and Other Assets (0.28%)		(463,749)
Net Assets 100.00%		$167,377,643

*                 Non-income producing security.

+                 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

#                 Variable rate security. The interest rate represents the rate at August 31, 2004.

(a)          Foreign security traded in U.S. dollars.

(b)         Private Placement.

See Notes to Schedule of Investments.

6

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2004

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 95.76%

ASSET-BACKED SECURITIES 0.89%

Airlines 0.25%
Continental Airlines 1997-1 B	7.461%	4/1/2013	$634	$499,025

Electric-Generation 0.14%
South Point, Broad Rock Energy+	8.40%	5/30/2012	322	274,090

Media - Cable 0.50%
Avalon Cable LLC	11.875%	12/1/2008	945	1,002,034

Total Asset-Backed Securities (cost $1,746,219)				1,775,149

		Shares (000)
CONVERTIBLE PREFERRED STOCKS 2.79%

Aerospace/Defense 1.02%
Northrop Grumman Corp.	7.25%	20	2,051,400

Electric-Integrated 0.68%
Dominion Resources, Inc.	9.50%	25	1,359,750

Media - Diversified 1.09%
Emmis Communications Corp.	6.25%	50	2,187,500

Total Convertible Preferred Stocks (cost $5,750,388)			5,598,650

			Principal Amount (000)
HIGH YIELD CORPORATE BONDS 92.08%

Aerospace/Defense 3.19%
Armor Holdings, Inc.	8.25%	8/15/2013	$1,500	1,627,500
DRS Tech., Inc.	6.875%	11/1/2013	1,350	1,397,250
Esterline Tech. Corp.	7.75%	6/15/2013	1,500	1,601,250
L-3 Communications Holdings Corp.	6.125%	1/15/2014	1,000	987,500
Titan Corp.	8.00%	5/15/2011	750	778,125
Total				6,391,625

Airlines 0.51%
American Airlines	8.608%	4/1/2011	650	565,002
Delta Air Lines	7.711%	9/18/2011	1,000	464,396
Total				1,029,398

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Apparel/Textiles 0.53%
INVISTA+(b)	9.25%	5/1/2012	$1,000	$1,070,000

Auto Parts & Equipment 2.33%
Dana Corp.	10.125%	3/15/2010	1,500	1,725,000
Goodyear Tire & Rubber Co.	7.857%	8/15/2011	500	472,500
Stanadyne Corp.+	10.00%	8/15/2014	500	520,000
Tenneco Automotive, Inc.	10.25%	7/15/2013	750	871,875
Tenneco Automotive, Inc.	11.625%	10/15/2009	1,000	1,072,500
Total				4,661,875

Automotive 0.40%
Navistar Int’l. Corp.	7.50%	6/15/2011	750	791,250
Venture Holding Trust(c)	9.50%	7/1/2005	250	11,250
Total				802,500

Beverage 0.91%
Le-Natures, Inc.+	10.00%	6/15/2013	1,500	1,575,000
Parmalat Capital Finance(b)(c)	6.625%	8/13/2008	1,500	240,000
Total				1,815,000

Brokerage 0.77%
E*Trade Group, Inc.+	8.00%	6/15/2011	1,500	1,537,500

Building & Construction 2.65%
Beazer Homes USA, Inc.	6.50%	11/15/2013	1,000	987,500
Schuler Homes, Inc.	9.375%	7/15/2009	1,500	1,665,000
Shaw Group, Inc.	10.75%	3/15/2010	1,500	1,513,125
William Lyon Homes	10.75%	4/1/2013	1,000	1,150,000
Total				5,315,625

Building Materials 2.55%
American Standard Cos., Inc.	8.25%	6/1/2009	2,000	2,310,000
Jacuzzi Brands, Inc.	9.625%	7/1/2010	1,500	1,661,250
Texas Industries, Inc.	10.25%	6/15/2011	1,000	1,145,000
Total				5,116,250

Chemicals 5.70%
Crompton Corp.+	9.875%	8/1/2012	650	679,250

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hercules, Inc.+	6.75%	10/15/2029	$1,000	$997,500
Huntsman Int’l. Holdings	Zero Coupon	12/31/2009	1,000	515,000
Huntsman LLC+	11.50%	7/15/2012	1,500	1,545,000
Lyondell Chemical Co.	11.125%	7/15/2012	1,500	1,713,750
Polyone Corp.	10.625%	5/15/2010	1,000	1,092,500
Rhodia SA(b)	8.875%	6/1/2011	1,500	1,275,000
Rockwood Specialties Corp.	10.625%	5/15/2011	1,250	1,368,750
Terra Capital, Inc.	11.50%	6/1/2010	2,000	2,240,000
Total				11,426,750

Consumer-Products 1.43%
Aearo Co. I	8.25%	4/15/2012	1,000	1,030,000
Playtex Products, Inc.	9.375%	6/1/2011	750	765,937
Rayovac Corp.	8.50%	10/1/2013	1,000	1,075,000
Total				2,870,937

Diversified Capital Goods 2.97%
Blount, Inc.	8.875%	8/1/2012	350	367,500
Blount, Inc.	13.00%	8/1/2009	1,500	1,606,875
JB Poindexter & Co.+	8.75%	3/15/2014	1,000	1,060,000
Sensus Metering Systems, Inc.+	8.625%	12/15/2013	1,500	1,477,500
Trinity Industries, Inc.+	6.50%	3/15/2014	1,500	1,447,500
Total				5,959,375

Electric-Generation 3.46%
AES Corp.	9.50%	6/1/2009	750	838,125
Calpine Corp.	8.75%	7/15/2007	500	367,500
Calpine Corp.+	9.875%	12/1/2011	750	611,250
Calpine Generating Co.+	11.50%	4/1/2011	500	430,000
Dynegy, Inc.	6.875%	4/1/2011	575	537,625
Dynegy, Inc.+	10.125%	7/15/2013	1,750	1,977,500
Midwest Generation LLC	8.75%	5/1/2034	1,000	1,067,500
Reliant Resources, Inc.	9.50%	7/15/2013	1,000	1,110,000
Total				6,939,500

Electric-Integrated 1.63%
Mission Energy Holding Co.	13.50%	7/15/2008	1,500	1,893,750

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada Power Co.	8.25%	6/1/2011	$1,250	$1,368,750
Total				3,262,500

Electronics 1.78%
Amkor Technology, Inc.	9.25%	2/15/2008	1,000	960,000
Communications & Power Industries, Inc.	8.00%	2/1/2012	1,000	1,012,500
New ASAT Finance Ltd.+(b)	9.25%	2/1/2011	500	422,500
SBA Telecommunications Corp.**	0.00%/9.75%	12/15/2007 & 2011	1,500	1,177,500
Total				3,572,500

Energy - Exploration & Production 3.66%
Chesapeake Energy Corp.	7.50%	6/15/2014	1,000	1,072,500
Energy Partners Ltd.	8.75%	8/1/2010	1,000	1,070,000
EXCO Resources, Inc.	7.25%	1/15/2011	1,000	1,055,000
Houston Exploration Co.	7.00%	6/15/2013	2,000	2,070,000
KCS Energy Services, Inc.	7.125%	4/1/2012	1,000	1,030,000
Range Resources Corp.+	7.375%	7/15/2013	250	258,750
Range Resources Corp.	7.375%	7/15/2013	750	776,250
Total				7,332,500

Environmental 0.75%
Allied Waste North America, Inc.	6.50%	11/15/2010	1,500	1,507,500

Food - Wholesale 2.66%
B&G Foods, Inc.	9.625%	8/1/2007	1,000	1,018,750
Dean Foods Co.	8.15%	8/1/2007	1,000	1,096,250
Dole Food Co.	8.875%	3/15/2011	3,000	3,225,000
Total				5,340,000

Food & Drug Retailers 2.11%
Ingles Markets, Inc.	8.875%	12/1/2011	1,500	1,597,500
Jean Coutu Group, Inc.+(b)	8.50%	8/1/2014	1,000	1,012,500
Roundy’s, Inc.	8.875%	6/15/2012	1,000	1,067,500
Stater Brothers Holdings, Inc.+	8.125%	6/15/2012	525	548,625
Total				4,226,125

Forestry/Paper 4.23%
Blue Ridge Paper Product	9.50%	12/15/2008	1,500	1,342,500
Bowater, Inc.	6.50%	6/15/2013	750	735,766

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Buckeye Technologies, Inc.	8.00%	10/15/2010	$1,000	$992,500
Georgia-Pacific Corp.	8.25%	3/1/2023	3,500	3,631,250
Jefferson Smurfit Corp.	7.50%	6/1/2013	1,000	1,050,000
Newark Group, Inc.+	9.75%	3/15/2014	750	731,250
Total				8,483,266

Gaming 4.74%
Hard Rock Hotel, Inc.	8.875%	6/1/2013	1,000	1,067,500
Park Place Entertainment Corp.	9.375%	2/15/2007	1,750	1,942,500
Premier Entertainment Biloxi+	10.75%	2/1/2012	1,500	1,578,750
River Rock Entertainment	9.75%	11/1/2011	2,000	2,130,000
Turning Stone Casino Resort+	9.125%	12/15/2010	1,000	1,071,250
Venetian Casino Resort LLC	11.00%	6/15/2010	1,500	1,715,625
Total				9,505,625

Gas Distribution 1.85%
Ferrellgas Partners, L. P.	6.75%	5/1/2014	1,500	1,500,000
Sonat, Inc.	7.625%	7/15/2011	1,000	957,500
Suburban Propane Partners, L. P.	6.875%	12/15/2013	1,250	1,256,250
Total				3,713,750

Health Services 1.49%
Medex, Inc.	8.875%	5/15/2013	1,500	1,642,500
Tenet Healthcare Corp.	6.375%	12/1/2011	1,500	1,338,750
Total				2,981,250

Hotels 2.24%
FelCor Lodging Trust, Inc.	9.00%	6/1/2011	1,500	1,642,500
Hilton Hotels Corp.	8.25%	2/15/2011	1,000	1,170,000
John Q. Hammons Hotels, Inc.	8.875%	5/15/2012	1,500	1,676,250
Total				4,488,750

Household & Leisure Products 0.82%
Fedders North America, Inc.	9.875%	3/1/2014	1,000	805,000
Remington Arms Co.	10.50%	2/1/2011	900	832,500
Total				1,637,500

Investments & Miscellaneous Financial Services 1.50%
Dow Jones CDX High Yield+	7.75%	12/29/2009	3,000	3,007,500

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Leisure 1.53%
Gaylord Entertainment Co.	8.00%	11/15/2013	$2,000	$2,085,000
Six Flags, Inc.	9.50%	2/1/2009	1,000	975,000
Total				3,060,000

Machinery 2.63%
Agco Corp.	9.50%	5/1/2008	2,000	2,180,000
Case New Holland, Inc.+	9.25%	8/1/2011	1,000	1,110,000
Manitowoc Co., Inc. (The)(a)	10.375%	5/15/2011	1,475	1,980,787
Total				5,270,787

Media - Broadcast 1.65%
Allbritton Communications Co.	7.75%	12/15/2012	1,000	1,022,500
Paxson Communications Co.	10.75%	7/15/2008	1,500	1,515,000
Sinclair Broadcast Group, Inc.	8.00%	3/15/2012	750	778,125
Total				3,315,625

Media - Cable 5.62%
Century Communications Corp.(c)	9.50%	3/1/2005	1,500	1,620,000
Charter Communications Hldgs.	10.00%	4/1/2009	3,000	2,490,000
Globo Communicacoes Participacao+(b)(c)	10.625%	12/5/2008	650	438,750
Insight Communications Co., Inc.**	0.00%/12.25%	2/15/2006 & 2011	1,500	1,353,750
Insight Midwest, L.P.	10.50%	11/1/2010	2,000	2,175,000
Mediacom Broadband LLC	11.00%	7/15/2013	1,500	1,631,250
Rogers Cablesystems(b)	10.00%	3/15/2005	1,500	1,559,414
Total				11,268,164

Media - Diversified 0.79%
Block Communications, Inc.	9.25%	4/15/2009	1,500	1,578,750

Media - Services 0.50%
Warner Music Group+	7.375%	4/15/2014	1,000	1,000,000

Metals/Mining Excluding Steel 0.94%
Alpha Natural Resources+	10.00%	6/1/2012	1,000	1,100,000
Century Aluminum Co.+	7.50%	8/15/2014	250	258,125
Foundation PA Coal Co.+	7.25%	8/1/2014	500	528,750
Total				1,886,875

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Food & Drug Retailers 0.13%
J. Crew Intermediate LLC**	0.00%/16.00%	11/15/2005 & 05/15/2008	$300	$267,000

Oil Field Equipment & Services 2.11%
Hanover Compressor Co.	8.625%	12/15/2010	2,000	2,140,000
J. Ray McDermott, S.A.+	11.00%	12/15/2013	1,250	1,287,500
Pride Int’l., Inc.+	7.375%	7/15/2014	750	802,500
Total				4,230,000

Packaging 5.87%
Anchor Glass Container Corp.	11.00%	2/15/2013	1,500	1,717,500
BWAY Corp.	10.00%	10/15/2010	1,500	1,605,000
Constar Int’l., Inc.	11.00%	12/1/2012	1,000	970,000
Graham Packaging Co., Inc.	10.75%	1/15/2009	1,500	1,565,625
Owens-Brockway Glass Co.	8.25%	5/15/2013	3,000	3,180,000
Plastipak Holdings, Inc.	10.75%	9/1/2011	1,000	1,085,000
Portola Packaging, Inc.	8.25%	2/1/2012	750	656,250
Vitro Envases Norteamrca+(b)	10.75%	7/23/2011	1,000	975,000
Total				11,754,375

Printing & Publishing 0.74%
Dex Media, Inc.**+	0.00%/9.00%	11/15/2008 & 2013	2,000	1,475,000

Restaurants 1.66%
Advantica Restaurant Group, Inc.	11.25%	1/15/2008	1,000	1,045,000
Friendly Ice Cream Corp.	8.375%	6/15/2012	1,250	1,212,500
O’Charleys, Inc.	9.00%	11/1/2013	1,000	1,060,000
Total				3,317,500

Steel Producers/Products 1.73%
Armco, Inc.	9.00%	9/15/2007	2,000	2,010,000
International Steel Group+	6.50%	4/15/2014	1,500	1,455,000
Total				3,465,000

Support-Services 0.61%
Johnsondiversey Holdings, Inc.**	0.00%/10.67%	05/15/2007 & 2013	1,500	1,226,250

Telecom - Integrated/Services 2.89%
Cincinnati Bell, Inc.	8.375%	1/15/2014	1,000	890,000

See Notes to Schedule of Investments.

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
MCI, Inc.	5.908%	5/1/2007	$—	(d)	$264
MCI, Inc.	6.688%	5/1/2009	—	(d)	253
MCI, Inc.	7.735%	5/1/2014	—	(d)	80
Qwest Capital Funding	7.90%	8/15/2010	2,500		2,218,750
Qwest Communications Int’l., Inc.+	7.25%	2/15/2011	1,000		930,000
Qwest Services Corp.+	14.00%	12/15/2010	1,500		1,751,250
Total					5,790,597

Telecom - Wireless 3.12%
Airgate PCS, Inc.	9.375%	9/1/2009	750		753,750
Dobson Communications Corp.	8.875%	10/1/2013	2,000		1,380,000
Rogers Wireless, Inc.(b)	6.375%	3/1/2014	1,500		1,443,750
Ubiquitel Operating Co.	9.875%	3/1/2011	1,000		1,030,000
Voicestream Wireless Corp.	10.375%	11/15/2009	575		613,813
Western Wireless Corp.	9.25%	7/15/2013	1,000		1,032,500
Total					6,253,813

Theaters & Entertainment 0.83%
AMC Entertainment, Inc.+	8.00%	3/1/2014	1,500		1,406,250
Loews Cineplex+	9.00%	8/1/2014	250		255,000
Total					1,661,250

Transportation Excluding Air/Rail 1.87%
CHC Helicopter(b)	7.375%	5/1/2014	1,000		1,016,250
Horizon Lines LLC+	9.00%	11/1/2012	750		791,250
Offshore Logistics, Inc.	6.125%	6/15/2013	1,500		1,492,500
Stena AB(b)	7.50%	11/1/2013	450		450,563
Total					3,750,563
Total High Yield Corporate Bonds (cost $178,108,554)					184,566,650
Total Long-Term Investments (cost $185,605,161)					191,940,449

See Notes to Schedule of Investments.

Investments	Principal Amount (000)	Value
SHORT-TERM INVESTMENT 2.74%

Repurchase Agreement 2.74%
Repurchase Agreement dated 8/31/2004, 1.28% due 9/1/2004 with State Street Bank & Trust Co. collateralized by $5,650,000 of Federal Home Loan Mortgage Corp. Zero Coupon due 1/11/2005; value: $5,612,919 proceeds: $5,500,498 (cost $5,500,302)	$5,500	$5,500,302

Total Investments in Securities 98.50% (cost $191,105,463)		197,440,751
Cash and Other Assets in Excess of Liabilities 1.50%		2,996,673
Net Assets 100.00%		$200,437,424

**          Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.

+                 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

(a)          Notes and bonds, issued by Foreign entities, denominated in their local currencies and converted to U.S. dollars at period end exchange rates.The aggregate of these securities are 0.99% of total net assets.  The remaining securities (99.01%) are invested in U.S. dollar-denominated securities.

(b)         Foreign security traded in U.S. dollars.

(c)          Defaulted security.

(d)         Amount represents less than $1,000.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - LIMITED DURATION U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND August 31, 2004

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 82.11%

Agency Collateralized Mortgage Obligation 0.00%
Government National Mortgage Assoc. 2002-48 PF	1.90%#	5/15/2029	$2	$1,574

Asset-Backed Securities 5.68%
American Express Master Trust 2002-2 A	1.65%#	5/15/2006	538	538,620
BMW Vehicle Owner Trust 2002-A A3	3.80%	5/25/2006	142	142,793
Capital Auto Rec. Asset Trust 2003-2 A3B	1.64%#	2/15/2007	817	817,808
Chase Funding Mortgage Loan 2003-4 2A1	1.735%#	2/25/2021	96	95,681
Discover Card Master Trust I 2000-2 A	1.78%#	9/18/2007	1,750	1,752,748
Discover Card Master Trust I 2002-1 A	1.67%#	7/15/2007	735	735,637
First USA Credit Card MT 2001-1 A	1.75%#	9/19/2008	780	782,081
Honda Auto Receivables Owner 2003-3 A2	1.52%#	4/21/2006	413	412,999
MBNA Master Credit Card Trust 2000-K A	1.71%#	3/17/2008	1,250	1,251,994
Residential Asset Mortgage 2003-RZ3 A1	1.715%#	8/25/2022	71	71,519
Residential Asset Sec. Corp. 2003-KS8 AI1	1.735%#	5/25/2021	974	974,198
Sears Credit Acct Master Trust 2001-1 A	1.78%#	2/15/2010	930	930,282
WFS Financial Owner Trust 2003-3 A3B	1.86%#	5/20/2008	750	751,428
Total				9,257,788

Corporate Bonds 7.61%
Berkshire Hathaway Financial Corp. +	3.40%	7/2/2007	500	503,419
Burlington Northern Santa Fe	6.375%	12/15/2005	1,000	1,045,204
Dow Chemical Co.	5.97%	1/15/2009	380	408,519
Ford Motor Credit Corp.	6.875%	2/1/2006	2,425	2,551,687
General Mills, Inc.	5.125%	2/15/2007	500	523,551
Household Finance Corp.	5.75%	1/30/2007	1,500	1,595,678
Int’l. Flavors & Frag., Inc.	6.45%	5/15/2006	400	423,310
MeadWestvaco Corp.	2.75%	12/1/2005	1,000	1,001,238
PG&E Corp.	3.60%	3/1/2009	1,000	990,096
Time Warner, Inc.	6.125%	4/15/2006	750	788,633
UnitedHealth Group, Inc.	3.375%	8/15/2007	648	650,725
Verizon Global Funding Corp.	6.75%	12/1/2005	800	842,578
Weyerhaeuser Co.	6.125%	3/15/2007	1,000	1,071,395
Total				12,396,033

See Notes to Schedule of Investments.

1

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Government Sponsored Enterprises Bonds 27.45%
Federal National Mortgage Assoc.	4.75%	2/21/2013	$3,657	$3,646,541
Federal National Mortgage Assoc.	7.25%	1/15/2010	35,285	41,057,591
Total				44,704,132

Government Sponsored Enterprises Collateralized Mortgage Obligations 12.56%
Federal Home Loan Mortgage Corp. 29 FA	2.125%#	3/25/2023	104	104,056
Federal Home Loan Mortgage Corp. 1209 F	2.125%#	3/15/2007	284	283,090
Federal Home Loan Mortgage Corp. 1337 F	2.125%#	8/15/2007	484	484,799
Federal Home Loan Mortgage Corp. 1369 F	2.125%#	9/15/2007	316	314,323
Federal Home Loan Mortgage Corp. 1377 F	2.125%#	9/15/2007	85	85,511
Federal Home Loan Mortgage Corp. 1417 FC	2.625%#	11/15/2007	1,228	1,243,643
Federal Home Loan Mortgage Corp. 1537 K	6.00%	6/15/2008	151	152,298
Federal Home Loan Mortgage Corp. 1549 F	6.70%	7/15/2008	419	434,181
Federal Home Loan Mortgage Corp. 1550 H	6.00%	7/15/2008	34	33,536
Federal Home Loan Mortgage Corp. 1551 JA	2.175%#	7/15/2008	26	26,439
Federal Home Loan Mortgage Corp. 1561 H	6.50%	5/15/2008	190	192,307
Federal Home Loan Mortgage Corp. 1564 H	6.50%	8/15/2008	363	377,634
Federal Home Loan Mortgage Corp. 1594 H	6.00%	10/15/2008	796	821,328
Federal Home Loan Mortgage Corp. 1600 FB	3.76%#	10/15/2008	208	210,930
Federal Home Loan Mortgage Corp. 1604 IA	6.00%	9/15/2008	256	259,976
Federal Home Loan Mortgage Corp. 1606 H	6.00%	11/15/2008	164	169,946
Federal Home Loan Mortgage Corp. 1611 I	6.00%	2/15/2023	20	20,405
Federal Home Loan Mortgage Corp. 1619 PH	6.05%	9/15/2022	213	212,923
Federal Home Loan Mortgage Corp. 1630 FC	2.125%#	10/15/2022	105	105,642
Federal Home Loan Mortgage Corp. 1637 JB	2.075%#	6/15/2023	247	247,968
Federal Home Loan Mortgage Corp. 1660 H	6.50%	1/15/2009	53	55,051
Federal Home Loan Mortgage Corp. 1803 AB	6.00%	12/15/2008	1,013	1,044,711
Federal Home Loan Mortgage Corp. 2456 FD	2.00%#	7/15/2030	48	47,597
Federal Home Loan Mortgage Corp. 2487 FB	2.05%#	7/15/2030	210	209,932
Federal Home Loan Mortgage Corp. 2549 PF	1.90%#	6/15/2027	803	803,286
Federal Home Loan Mortgage Corp. 2605 PH	4.00%	2/15/2007	417	418,104
Federal Home Loan Mortgage Corp. 2640 PA	5.00%	2/15/2011	484	487,033
Federal Home Loan Mortgage Corp. 2649 QA	3.50%	3/15/2010	745	752,094
Federal Home Loan Mortgage Corp. 2656 PA	3.50%	7/15/2018	454	456,805

See Notes to Schedule of Investments.

2

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. 2668 0A	5.00%	4/15/2011	$591	$596,242
Federal Home Loan Mortgage Corp. 2694 QA	2.50%	2/15/2013	179	179,342
Federal National Mortgage Assoc. 1992-12 FA	3.78%#	1/25/2022	269	274,047
Federal National Mortgage Assoc. 1992-141 FA	2.125%#	8/25/2007	22	22,082
Federal National Mortgage Assoc. 1992-151 F	2.125%#	8/25/2007	933	937,710
Federal National Mortgage Assoc. 1992-196 F	2.125%#	11/25/2007	491	487,384
Federal National Mortgage Assoc. 1993-138 FG	2.225%#	11/25/2022	75	74,976
Federal National Mortgage Assoc. 1993-196 F	2.075%#	10/25/2008	460	461,892
Federal National Mortgage Assoc. 1993-197 PH	6.00%	7/25/2008	276	279,484
Federal National Mortgage Assoc. 1993-224 PJ	6.50%	11/25/2023	1,129	1,139,963
Federal National Mortgage Assoc. 1993-231 M	6.00%	12/25/2008	1,052	1,084,494
Federal National Mortgage Assoc. 1993-41 PH	6.00%	3/25/2023	421	432,344
Federal National Mortgage Assoc. 1993-93 FC	2.608%#	5/25/2008	82	81,871
Federal National Mortgage Assoc. 1993-93 HA	6.75%	1/25/2008	61	60,730
Federal National Mortgage Assoc. 1994-33 H	6.00%	3/25/2009	463	482,668
Federal National Mortgage Assoc. 1994-89 FA	2.075%#	3/25/2009	83	83,677
Federal National Mortgage Assoc. 1996-54 C	6.00%	9/25/2008	1,466	1,483,893
Federal National Mortgage Assoc. 2003-84 GA	4.50%	4/25/2009	500	507,474
Federal National Mortgage Assoc. 2003-85 GA	4.50%	11/25/2005	1,000	1,004,219
Federal National Mortgage Assoc. 2003-92 BR	5.00%	4/25/2014	600	610,263
Federal National Mortgage Assoc. G93-11 FA	2.025%#	12/25/2008	115	115,445
Total				20,455,748

Government Sponsored Enterprises Pass-Throughs 23.25%
Federal Home Loan Mortgage Corp. Gold	6.00%	TBA	3,600	3,722,623
Federal Home Loan Mortgage Corp. B13801	4.50%	4/1/2019	3,421	3,424,767
Federal Home Loan Mortgage Corp. B15140	4.50%	6/1/2019	1,200	1,201,235
Federal Home Loan Mortgage Corp. B15591	5.00%	7/1/2019	229	233,767
Federal Home Loan Mortgage Corp. C66164	7.00%	4/1/2032	262	280,065
Federal Home Loan Mortgage Corp. C67868	7.00%	6/1/2032	305	326,113
Federal Home Loan Mortgage Corp. E00565	6.00%	8/1/2013	350	369,201
Federal Home Loan Mortgage Corp. E77065	6.50%	5/1/2014	32	34,335
Federal Home Loan Mortgage Corp. G01641	7.00%	11/1/2033	331	353,605

See Notes to Schedule of Investments.

3

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. G18002	5.00%	7/1/2019	$9,693	$9,887,583
Federal National Mortgage Assoc.	4.892%#	2/1/2032	163	167,066
Federal National Mortgage Assoc.	5.50%	TBA/12/1/2019	8,570	8,872,624
Federal National Mortgage Assoc.	5.50%	TBA/12/1/2034	1,200	1,218,750
Federal National Mortgage Assoc.	6.00%	7/1/2014	237	249,973
Federal National Mortgage Assoc.	6.19%	9/1/2008	102	110,248
Federal National Mortgage Assoc.	6.34%	1/1/2008	26	28,338
Federal National Mortgage Assoc.	6.43%	1/1/2008	28	29,729
Federal National Mortgage Assoc.	6.50%	TBA	5,215	5,475,750
Federal National Mortgage Assoc.	6.50%	12/1/2007	11	11,403
Federal National Mortgage Assoc.	6.50%	4/1/2011	79	84,509
Federal National Mortgage Assoc.	6.50%	8/1/2013	118	125,883
Federal National Mortgage Assoc.	6.50%	6/1/2015	1,125	1,197,715
Federal National Mortgage Assoc.	6.50%	7/1/2030	189	199,248
Federal National Mortgage Assoc.	6.54%	1/1/2005	28	27,730
Federal National Mortgage Assoc.	6.62%	10/1/2007	74	79,459
Federal National Mortgage Assoc.	7.00%	9/1/2028	87	93,005
Federal National Mortgage Assoc.	7.43%	8/1/2006	56	59,291
Total				37,864,015

Pass-Through Agencies 0.26%
Government National Mortgage Assoc.	3.50%#	9/20/2031	128	128,658
Government National Mortgage Assoc.	4.50%#	1/20/2018	50	50,277
Government National Mortgage Assoc.	4.625%#	11/20/2020	40	40,658
Government National Mortgage Assoc.	4.625%#	10/20/2027	36	36,514
Government National Mortgage Assoc.	4.625%#	11/20/2027	32	32,566
Government National Mortgage Assoc.	4.625%#	12/20/2027	36	36,134
Government National Mortgage Assoc.	7.00%	4/15/2028	42	44,868
Government National Mortgage Assoc.	7.50%	2/15/2016	18	19,129
Government National Mortgage Assoc.	10.50%	5/15/2018	2	2,349
Government National Mortgage Assoc.	10.50%	3/15/2019	18	20,938
Government National Mortgage Assoc.	10.50%	9/15/2019	3	2,872
Government National Mortgage Assoc.	10.50%	10/15/2020	11	12,567
Total				427,530

See Notes to Schedule of Investments.

4

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Obligations 5.30%
U.S. Treasury Note	6.50%	2/15/2010	$7,500	$8,633,498

Total Long-Term Investments (cost $132,488,555)				133,740,318

SHORT-TERM INVESTMENTS 34.54%
Repurchase Agreement 34.54%
Repurchase Agreement dated 8/31/2004, 1.57% due 9/1/2004 with J.P. Morgan Chase & Co. collateralized by $34,620,000 of Federal Home Loan Bank at 6.00% due 4/26/2024; value: $34,971,609; proceeds: $35,001,526			35,000	35,000,000

Repurchase Agreement dated 8/31/2004, 1.28% due 9/1/2004 with State Street Bank & Trust Co. collateralized by $19,610,000 of United States Treasury Notes at 5.625% due 5/15/2008; value: $21,693,563; proceeds: $21,264,345			21,264	21,263,589

Total Short-Term Investments (cost $56,263,589)				56,263,589
Total Investments in securities 116.65% (cost $188,752,144)				190,003,907
Liabilities in Excess of Cash and Other Assets (16.65%)				(27,118,023)
Net Assets 100.00%				$162,885,884

+                           Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

#                           Variable rate security.  The interest rate represents the rate at August 31, 2004.

TBA        To be announced.  Securities purchased on a forward commitment basis with an approximate principal and maturity date.  Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - U.S. GOVERNMENT SECURITIES & GOVERNMENT SPONSORED ENTERPRISES FUND August 31, 2004

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
LONG-TERM INVESTMENTS 96.90%

Agency Collateralized Mortgage Obligations 0.24%
Government National Mortgage Assoc. 2004-16 BG	3.50%	8/20/2028	$2,312		$2,327,795

Government Sponsored Enterprises Bonds 11.56%
Federal National Mortgage Assoc. ^	4.75%	2/21/2013	53,091		52,939,160
Federal National Mortgage Assoc.	6.125%	3/15/2012	34,367		38,412,991
Federal National Mortgage Assoc. ^	6.625%	11/15/2030	9,933		11,588,752
Federal National Mortgage Assoc. ^(c)	7.25%	1/15/2010	6,684		7,777,496
Total					110,718,399

Government Sponsored Enterprises Collateralized Mortgage Obligations 7.00%
Federal Home Loan Mortgage Corp. 24 FD	2.125%#	9/25/2022	4,184		4,189,873
Federal Home Loan Mortgage Corp. 29 FA	2.125%#	3/25/2023	488		488,528
Federal Home Loan Mortgage Corp. 73 G IO(d)	1095.35%	10/15/2020	2		2,588
Federal Home Loan Mortgage Corp. 141 A PO	Zero Coupon	7/1/2022	125		114,297
Federal Home Loan Mortgage Corp. 181 F IO(d)	494.14%	8/15/2021	13		20,457
Federal Home Loan Mortgage Corp. 1020 S IO(d)	900.95%#	12/15/2020	1		1,337
Federal Home Loan Mortgage Corp. 1032 IO(d)	544.714%	12/15/2020	2		2,375
Federal Home Loan Mortgage Corp. 1046 I IO(d)	1009.00%	2/15/2021	1		1,635
Federal Home Loan Mortgage Corp. 1049 N IO(d)	1010.50%	2/15/2021	3		4,823
Federal Home Loan Mortgage Corp. 1058 I IO(d)	1008.50%	4/15/2021	1		1,185
Federal Home Loan Mortgage Corp. 1059 U IO(d)	409.00%	4/15/2021	2		2,268
Federal Home Loan Mortgage Corp. 1066 S IO(d)	1195.607%	4/15/2021	2		4,442
Federal Home Loan Mortgage Corp. 1082 D IO(d)	1007.78%	5/15/2021	5		9,063
Federal Home Loan Mortgage Corp. 1095 A PO	Zero Coupon	6/15/2021	133		131,003
Federal Home Loan Mortgage Corp. 1137 M IO(d)	1185.497%	9/15/2021	1		2,187
Federal Home Loan Mortgage Corp. 1148 F PO	Zero Coupon	10/15/2021	324		321,716
Federal Home Loan Mortgage Corp. 1180 G IO(d)	1008.40%	11/15/2021	1		935
Federal Home Loan Mortgage Corp. 1200 IB IO(d)	1007.00%	2/15/2022	—	(a)	2,343
Federal Home Loan Mortgage Corp. 1241 X IO(d)	982.654%	4/15/2022	—	(a)	2,495
Federal Home Loan Mortgage Corp. 1363 B PO	Zero Coupon	8/15/2022	329		328,928

See Notes to Schedule of Investments.

1

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. 1364 A	2.075%#	9/15/2007	$17	$16,817
Federal Home Loan Mortgage Corp. 1372 C PO	Zero Coupon	9/15/2022	218	195,984
Federal Home Loan Mortgage Corp. 1550 H	6.00%	7/15/2008	106	105,604
Federal Home Loan Mortgage Corp. 1661 PH	6.25%	9/15/2008	1,304	1,309,758
Federal Home Loan Mortgage Corp. 2106 VC	6.00%	11/15/2004	112	112,467
Federal Home Loan Mortgage Corp. 2630 AB	3.00%	6/15/2010	9,449	9,467,200
Federal Home Loan Mortgage Corp. 2630 KG	3.50%	12/15/2008	2,484	2,508,607
Federal Home Loan Mortgage Corp. 2634 LA	3.00%	5/15/2012	3,112	3,118,817
Federal Home Loan Mortgage Corp. 2640 BA	5.00%	3/15/2011	3,335	3,360,772
Federal Home Loan Mortgage Corp. 2640 OA	5.00%	2/15/2011	3,870	3,896,792
Federal Home Loan Mortgage Corp. 2658 PA	3.75%	11/15/2007	5,000	5,044,926
Federal Home Loan Mortgage Corp. 2698 PA	5.00%	10/15/2011	6,934	7,011,728
Federal National Mortgage Assoc. 94 2 IO	9.50%	8/1/2021	51	12,355
Federal National Mortgage Assoc. 133 1 PO	Zero Coupon	4/25/2022	23	20,851
Federal National Mortgage Assoc. 1991-158 E IO(d)	1008.00%#	12/25/2021	1	35,026
Federal National Mortgage Assoc. 1993-86 L	6.75%	6/25/2008	2,197	2,254,612
Federal National Mortgage Assoc. 1994-33 H	6.00%	3/25/2009	6,705	6,986,620
Federal National Mortgage Assoc. 2003-54 PB	4.00%	9/25/2017	1,815	1,833,866
Federal National Mortgage Assoc. 2003-84 GA	4.50%	4/25/2009	3,600	3,653,814
Federal National Mortgage Assoc. 2003-84 PA	5.00%	2/25/2011	2,589	2,611,063
Federal National Mortgage Assoc. 2003-88 TA	2.25%	11/25/2006	7,780	7,778,513
Total				66,968,670

Government Sponsored Enterprises Pass-Throughs 59.13%
Federal Home Loan Mortgage Corp. Gold	5.00%	TBA	9,460	9,634,423
Federal Home Loan Mortgage Corp. Gold	6.00%	TBA	72,395	74,860,918
Federal Home Loan Mortgage Corp. A20157	5.00%	3/1/2034	2,757	2,738,203
Federal Home Loan Mortgage Corp. A21418	5.00%	5/1/2034	11,479	11,401,820
Federal Home Loan Mortgage Corp. A22366	5.00%	5/1/2034	53,716	53,353,570
Federal Home Loan Mortgage Corp. B10496	5.00%	11/1/2018	4,490	4,584,333
Federal Home Loan Mortgage Corp. B10505	5.00%	11/1/2018	6,468	6,603,008
Federal Home Loan Mortgage Corp. B10596	5.50%	11/1/2018	8,398	8,703,883
Federal Home Loan Mortgage Corp. B10615	5.00%	11/1/2018	8,383	8,558,662
Federal Home Loan Mortgage Corp. B13585	4.50%	4/1/2019	10,370	10,380,675
Federal Home Loan Mortgage Corp. B14164	4.50%	5/1/2019	12,788	12,801,054
Federal Home Loan Mortgage Corp. B14216	4.50%	5/1/2019	6,355	6,361,655

See Notes to Schedule of Investments.

2

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. B14217	4.50%	5/1/2019	$17,676	$17,694,082
Federal Home Loan Mortgage Corp. B15194	5.00%	6/1/2019	3,057	3,118,047
Federal Home Loan Mortgage Corp. B15283	4.50%	6/1/2019	5,932	5,937,779
Federal Home Loan Mortgage Corp. B15328	5.00%	6/1/2019	2,761	2,816,672
Federal Home Loan Mortgage Corp. B15480	5.00%	7/1/2019	7,043	7,184,633
Federal Home Loan Mortgage Corp. B15485	5.00%	6/1/2019	1,008	1,028,270
Federal Home Loan Mortgage Corp. B16052	5.00%	8/1/2019	300	306,028
Federal Home Loan Mortgage Corp. C01329	7.00%	3/1/2032	1,390	1,485,076
Federal Home Loan Mortgage Corp. C01345	7.00%	4/1/2032	4,965	5,302,432
Federal Home Loan Mortgage Corp. C01367	7.00%	5/1/2032	1,753	1,871,680
Federal Home Loan Mortgage Corp. E01492	5.50%	10/1/2018	6,564	6,802,757
Federal Home Loan Mortgage Corp. E01641	4.50%	5/1/2019	15,715	15,731,296
Federal Home Loan Mortgage Corp. E98967	5.00%	9/1/2018	8,514	8,691,607
Federal Home Loan Mortgage Corp. E99132	5.00%	9/1/2018	9,399	9,595,869
Federal Home Loan Mortgage Corp. E99893	5.00%	10/1/2018	11,538	11,779,647
Federal Home Loan Mortgage Corp. E99896	5.00%	10/1/2018	3,953	4,035,422
Federal Home Loan Mortgage Corp. G01641	7.00%	11/1/2033	6,559	7,005,927
Federal Home Loan Mortgage Corp. G18002	5.00%	7/1/2019	11,267	11,493,803
Federal National Mortgage Assoc.	5.50%	TBA	146,510	149,343,958
Federal National Mortgage Assoc.	5.50%	11/1/2025	1,668	1,699,597
Federal National Mortgage Assoc.	6.50%	TBA	76,795	80,634,750
Federal National Mortgage Assoc.	6.715%	10/1/2005	2,588	2,652,869
Total				566,194,405

Pass-Through Agencies 0.49%
Government National Mortgage Assoc.	7.00%	8/15/2027	4,335	4,646,135

U.S. Treasury Obligations 18.48%
U.S. Treasury Bond	5.25%	2/15/2029	58,905	60,895,400
U.S. Treasury Bond ^	11.625%	11/15/2004	50,000	51,033,250
U.S. Treasury Note ^	4.875%	2/15/2012	13,252	14,129,958
U.S. Treasury Strips ^	Zero Coupon	8/15/2020	88,675	39,518,901
U.S. Treasury Strips ^	Zero Coupon	11/15/2027	38,680	11,386,193
Total				176,963,702
Total Long-Term Investments (cost $910,496,594)				927,819,106

See Notes to Schedule of Investments.

3

Investments	Shares (000)	Value
SHORT-TERM INVESTMENTS 44.59%

Collateral for Securities on Loan 7.55%
State Street Navigator Securities
Lending Prime Portfolio, 1.47%(b)	72,303	$72,302,725

	Principal Amount (000)
Repurchase Agreements 37.04%
Repurchase Agreement dated 8/31/2004, 1.57% due 9/1/2004 with J.P. Morgan Chase & Co. collateralized by $100,000,000 of Federal National Mortgage Assoc. at zero coupon due 1/19/2005 and $103,009,000 of Federal Home Loan Mortgage Corp. at 6.75% due 3/15/2031; value: $220,000,529; proceeds: 220,009,594	$220,000	220,000,000

Repurchase Agreement dated 8/31/2004, 1.28% due 9/1/2004 with State Street Bank & Trust Co. collateralized by $124,240,000 of United States Treasury Notes at 5.625% due 5/15/2008; value: $137,440,500; proceeds: $134,737,808	134,733	134,733,018

Total Short-Term Investments (cost $427,035,743)		427,035,743
Total Investments 141.49% (cost $1,337,532,337)		1,354,854,849
Liabilities in Excess of Cash and Other Assets (41.49%)		(397,313,444)
Net Assets 100.00%		$957,541,405

#	Variable rate security. The interest rate represents the rate at August 31, 2004.
^	All (or a portion of security) on loan. See Note 2.
(a)	Amount represents less than $1,000.
(b)	Rate shown reflects 7 day yield as of August 31, 2004.
(c)	Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of August 31, 2004.
(d)

IOettes. These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the Ioette cash flow. The stated price and coupon are linked to that small principal amount therefore appear unusually large.

IO	Interest Only.
PO	Principal Only.
TBA

To be announced. Securities purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1.     ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company organized as a Delaware Business Trust on August 16, 1993. The Trust currently consists of seven funds. These Schedules of Investments cover the following five funds (separately, a “Fund” and collectively, the “Funds”); Balanced Series (“Balanced Fund”), Lord Abbett Convertible Fund (“Convertible Fund”), Lord Abbett High Yield Fund (“High Yield Fund”), Lord Abbett Limited Duration U.S. Government & Government Sponsored Enterprises Fund (“Limited Duration Fund”), and Lord Abbett U.S. Government & Government Sponsored Enterprises Fund (“U.S. Government Fund”).

Balanced Fund’s investment objective is current income and capital growth. Balanced Fund invests in other mutual funds (“Underlying Funds”) managed by Lord Abbett. Convertible Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce high total return. High Yield Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. Limited Duration Fund’s investment objective is to seek a high level of income from a portfolio consisting primarily of limited duration U.S. Government and government sponsored enterprises securities. U.S. Government Fund’s investment objective is high current income consistent with reasonable risk.

2.     SIGNIFICANT ACCOUNTING POLICIES

(a)          Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded.  Unlisted equity securities are valued at the last quoted sale price or if no sale price is available, at the mean between the most recently quoted bid and asked price.  Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques.  Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded.  If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)         Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)          Securities Lending– Each Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Fund.  The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day.  Lending portfolio securities could result in a loss or delay in recovering a Fund’s securities if the borrower defaults.  As of August 31, 2004, the value of securities loaned for the U.S. Government Fund is $85,320,609.  These loans are collateralized by cash of $72,302,725, which is invested in a restricted money market account, and securities of $14,181,750, for a total of $86,484,475.

(d)         Futures Contracts—Futures contracts are marked to market daily, and the variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for federal income tax purposes at fiscal year-end.

As of August 31, 2004, U.S. Government Fund had the following futures obligations:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 10 Year Note	September 2004	18	Short	$(2,042,438)	$(95,293)
U.S. 5 Year Note	September 2004	275	Short	(30,666,797)	(1,041,219)

(e)

Repurchase Agreements— Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities or U.S. government sponsored enterprises securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

(f)            Structured Securities-High Yield Fund may invest in high yield structured securities.  Structured securities are a type of derivative security whose value is determined by reference to changes in the value of specific underlying securities, currencies, interest rates, commodities, indices, credit default swaps, or other financial indicators (the “Reference”), or to relative changes in two or more references.  The interest rate or principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference or certain specified events.  Structured securities may be positively or negatively indexed with the result that the appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity.

3.     FEDERAL TAX INFORMATION

As of August 31, 2004, the Funds’ aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes are as follows:

	Balanced Fund	Convertible Fund
Tax Cost	$749,391,469	$169,414,250
Gross unrealized gain	21,239,805	5,806,323
Gross unrealized loss	—	(7,379,181)
Net unrealized security gain/loss	$21,239,805	($1,572,858)

	High Yield Fund	Limited Duration Fund
Tax Cost	$191,105,463	$188,752,144
Gross unrealized gain	9,849,406	1,381,428
Gross unrealized loss	(3,514,118)	(129,665)
Net unrealized security gain	$6,335,288	$1,251,763

U.S. Government Fund
Tax Cost	$1,337,532,337
Gross unrealized gain	18,793,423
Gross unrealized loss	(1,470,911)
Net unrealized security gain	$17,322,512

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

4.     INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to a Fund, a risk that is greater with high yield bonds in which one or more of the Funds may invest. Some issuers, particularly of high yield bonds (sometimes called “junk bonds”), may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

In addition, Balanced Fund’s investments are concentrated in the Underlying Funds and, as a result, the Fund’s performance is directly related to their performance and subject to their risks, including those associated with equity investing. The values of equity holdings of the Underlying Funds and of the Convertible Fund will fluctuate in response to movements in the stock market in general and to the changing prospects of the individual companies involved.

Convertible Fund is subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising stock market than equity securities.  They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds.

High Yield Fund and Convertible Fund may invest up to 20% of their assets in foreign securities which present increased market, liquidity, currency, political and other risks.

High Yield Fund may invest up to 5% of its net assets in high yield structured securities.  A Fund typically may use these securities as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk.  These securities may present a greater degree of market risk than other types of fixed income securities and may be more volatile, less liquid and more difficult to price accurately than less complex securities.

Changes in the value of structured securities may not correlate perfectly with the underlying asset, rate or index.  A Fund could lose more than the principal amount invested.

Limited Duration and U.S. Government Fund may invest a substantial portion of their assets in mortgage-related securities, including those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association.  Such securities may be particularly sensitive to changes in prevailing interest rates.  When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities.  Early principal repayment may deprive a fund of income payments above current markets rates.  The prepayment rate also will affect the price and volatility of a mortgage-related security.  In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

These factors can affect Fund performance.

5.     INVESTMENTS OF UNDERLYING FUNDS

As of August 31, 2004, Balanced Fund’s investments are allocated among the Underlying Funds as follows:

Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc.-Class Y	59.20%
Lord Abbett Bond-Debenture Fund, Inc.-Class Y	32.88%
Lord Abbett Investment Trust-Total Return Fund-Class Y	7.92%

The ten largest holdings and the holdings by sector as of August 31, 2004, for the Underlying Funds in which Balanced Fund held a significant concentration of its investments, are as follows:

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
Exxon Mobil Corp.	4.93%
JP Morgan Chase & Co.	2.81%
Deere & Co.	2.54%
Motorola, Inc.	2.26%
Verizon Communications, Inc.	2.18%
International Paper Co.	2.04%
Citigroup, Inc.	1.93%
American Int’l. Group, Inc.	1.93%
Walt Disney Co. (The)	1.83%
General Electric Co.	1.81%

Sector	% of Investments
Consumer Discretionary	10.01%
Consumer Staples	8.77%
Energy	8.19%
Financials	15.96%
Healthcare	10.41%
Industrials	15.28%
Information Technology	11.59%
Materials	8.41%
Telecommunications Services	3.46%
Utilities	0.89%
Short-Term Investments	7.03%
100.00%

Lord Abbett Bond Debenture Fund, Inc.

Ten Largest Holdings	% of Investments
Dow Jones CDX HY, 7.75%, 12/29/2009	0.88%
Federal Home Loan Mortgage, 7.70%, 07/15/2005	0.86%
Federal National Mortgage, 5.50%, 07/01/2033	0.71%
Allbritton Communications Co., 7.75%, 12/15/2012	0.68%
Qwest Capital Funding, 7.90%, 08/15/2010	0.57%
Insight Communications Co., 12.25%, 02/15/2011	0.56%
Owens-Brockway Glass Co., 8.875%, 02/15/2009	0.51%
NRG Energy, Inc. 144A, 8.0%, 12/15/2013	0.49%
Paxson Communications Co., 10.75%, 07/15/2008	0.47%
El Paso Production Holding Co., 7.75%, 06/01/2013	0.47%

Sector	% of Investments
Agency	2.62%
Banking	0.61%
Basic Industry	7.83%
Capital Goods	7.53%
Consumer Cyclical	5.70%
Consumer Non-Cyclical	7.78%
Energy	5.67%
Finance & Investment	1.43%
Government Guaranteed	0.21%
Insurance	0.65%
Media	10.64%
Mortgage Backed	0.22%
Real Estate	0.06%
Services Cyclical	9.25%
Services Non-Cyclical	6.02%
Technology & Electronics	5.63%
Telecommunications	5.40%
Utility	5.15%
Short-Term Investments	17.60%
100.00%

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2004

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 96.18%

Asset-Backed Securities 13.69%
American Express Credit 2000-2 A	1.765	%#	9/17/2007	$430	$430,585
American Express Master Trust 2002-1 A	1.67	%#	12/15/2005	935	935,991
Ameriquest Mortgage Securities 2004-R7 A5	1.735	%#	8/25/2034	370	370,302
Capital Auto Rec. Asset Trust 2002-2 A3	3.82%		7/15/2005	98	97,920
Chase Funding Mortgage Loan 2003-4 2A1	1.735	%#	2/25/2021	61	60,758
Chase Manhattan Auto Owner Tr. 2002-A A3	3.49%		3/15/2006	56	56,020
Citifinancial Mortgage Sec., Inc. 2004-1 AF1	1.705	%#	4/25/2034	284	284,068
Comed Transitional Funding 1998-1 A5	5.44%		3/25/2007	173	174,820
Daimler Chrysler Auto Trust 2001-A A4	5.40%		3/6/2006	359	360,500
Discover Card Master Trust I 2000-2 A	1.78	%#	9/18/2007	700	701,099
Discover Card Master Trust I 2002-1 A	1.67	%#	7/15/2007	370	370,321
Discover Card Master Trust I 2002-4 B	1.95	%#	4/15/2008	200	200,652
First USA Credit Card MT 1997-7 A	1.698	%#	5/17/2007	1,000	1,000,629
Honda Auto Receivables Owner 2002-1 A3	3.50%		10/17/2005	15	14,951
Honda Auto Receivables Owner 2003-1 A3	1.92%		11/20/2006	900	899,777
Illinois Power 1998-1 A5	5.38%		6/25/2007	107	108,302
MBNA Master Credit Card Trust 2000-A A	7.35%		7/16/2007	415	425,262
MBNA Master Credit Card Trust 2000-K A	1.71	%#	3/17/2008	630	631,005
PP&L Transition Bond Co., LLC 1999-1 A5	6.83%		3/25/2007	216	218,414
Residential Asset Mortgage 2004-RS1 AI1	1.785	%#	1/25/2022	441	441,777
Residential Asset Sec. Corp. 2003-KS11 AI1	1.785	%#	9/25/2021	107	106,965
Residential Asset Sec. Corp. 2003-KS8 AI1	1.735	%#	5/25/2021	363	362,733
SLM Student Loan Trust 2001-2 A1L	1.70	%#	7/27/2009	207	207,998
SLM Student Loan Trust 2003-3 A2	1.54	%#	6/15/2010	456	456,430
Total					8,917,279

Corporate Bonds 19.71%
Altria Group, Inc.	7.00%		11/4/2013	75	79,192
Amerada Hess Corp.	7.875%		10/1/2029	55	62,904
American Standard, Inc.	7.625%		2/15/2010	140	159,950
AT&T Broadband Corp.	8.375%		3/15/2013	125	151,386
AT&T Broadband Corp.	9.455%		11/15/2022	171	228,935
CRH America, Inc.	6.95%		3/15/2012	330	374,988

See Notes to Schedule of Investments.

1

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Dow Chemical Co.	5.97%	1/15/2009	$524	$563,325
Dun & Bradstreet Corp.	6.625%	3/15/2006	239	250,119
Ford Motor Credit Corp.	6.875%	2/1/2006	2,470	2,599,038
France Telecom (a)	9.50%	3/1/2031	240	316,853
Gazprom Int’l S.A. +(a)	7.201%	2/1/2020	190	191,425
General Electric Capital Corp.	7.375%	1/19/2010	580	670,972
General Electric Co.	5.00%	2/1/2013	309	318,402
General Mills, Inc.	5.125%	2/15/2007	180	188,478
GMAC Mortgage Corp.	8.00%	11/1/2031	325	337,690
Goldman Sachs Group, Inc.(The)	6.875%	1/15/2011	675	762,908
Harrah’s Operating Co., Inc.	8.00%	2/1/2011	275	316,683
HCA, Inc.	7.875%	2/1/2011	240	272,104
Hilton Hotels Corp.	8.25%	2/15/2011	125	146,250
Household Finance Corp.	7.00%	5/15/2012	305	349,320
Int’l. Flavors & Frag., Inc.	6.45%	5/15/2006	380	402,145
Kansas City Power & Light	7.125%	12/15/2005	210	222,370
Kinder Morgan Energy Partners, L. P.	7.75%	3/15/2032	80	93,025
Niagara Mohawk Holdings, Inc.	5.375%	10/1/2004	220	220,618
PG&E Corp.	4.80%	3/1/2014	85	84,227
Phelps Dodge Corp.	8.75%	6/1/2011	105	127,733
Quest Diagnostics, Inc.	7.50%	7/12/2011	310	363,989
Scholastic Corp.	5.75%	1/15/2007	450	474,177
Shaw Communications, Inc. (a)	7.25%	4/6/2011	245	263,200
Sprint Capital Corp.	8.75%	3/15/2032	88	111,745
Telus Corp. (a)	8.00%	6/1/2011	305	355,077
Time Warner, Inc.	6.125%	4/15/2006	110	115,666
Time Warner, Inc.	7.625%	4/15/2031	370	423,415
UnitedHealth Group, Inc.	3.375%	8/15/2007	263	264,106
Verizon Global Funding Corp.	7.25%	12/1/2010	360	413,740
Viacom, Inc.	6.625%	5/15/2011	202	224,654
Waste Management, Inc.	7.10%	8/1/2026	75	82,842
Waste Management, Inc.	7.375%	8/1/2010	55	63,355
Weyerhaeuser Co.	7.375%	3/15/2032	170	195,707
Total				12,842,713

See Notes to Schedule of Investments.

2

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Foreign Bonds 1.37%
Telecom Italia Capital +(a)	5.25%	11/15/2013	$425	$432,381
United Mexican States (a)	6.375%	1/16/2013	435	457,837
Total				890,218

Government Sponsored Enterprises Bonds 16.90%
Federal National Mortgage Assoc.	4.75%	2/21/2013	3,507	3,496,970
Federal National Mortgage Assoc.	6.125%	3/15/2012	2,976	3,326,362
Federal National Mortgage Assoc.	6.625%	11/15/2030	515	600,846
Federal National Mortgage Assoc. (b)	7.25%	1/15/2010	3,078	3,581,558
Total				11,005,736

Government Sponsored Enterprises Pass-Throughs 30.38%
Federal Home Loan Mortgage Corp. Gold	6.00%	TBA	2,425	2,507,600
Federal Home Loan Mortgage Corp. A19825	5.00%	3/1/2034	1,221	1,213,182
Federal Home Loan Mortgage Corp. A21418	5.00%	5/1/2034	390	387,267
Federal Home Loan Mortgage Corp. B14164	4.50%	5/1/2019	1,610	1,611,219
Federal Home Loan Mortgage Corp. B15140	4.50%	6/1/2019	465	465,479
Federal Home Loan Mortgage Corp. B15194	5.00%	6/1/2019	447	456,302
Federal Home Loan Mortgage Corp. C63990	7.00%	2/1/2032	273	291,788
Federal Home Loan Mortgage Corp. C67868	7.00%	6/1/2032	58	62,117
Federal Home Loan Mortgage Corp. E99893	5.00%	10/1/2018	2,742	2,799,400
Federal Home Loan Mortgage Corp. G01641	7.00%	11/1/2033	65	69,262
Federal National Mortgage Assoc.	5.50%	TBA	5,920	6,051,480
Federal National Mortgage Assoc.	6.50%	TBA	3,530	3,706,500
Federal National Mortgage Assoc.	6.55%	9/1/2007	55	59,182
Federal National Mortgage Assoc.	6.87%	4/1/2006	90	94,191
Federal National Mortgage Assoc.	6.979%	12/1/2006	16	16,926
Total				19,791,895

Non-Agency Commercial Mortgage-Backed Securities 4.45%
Credit Suisse First Boston 1998-C2 A1	5.96%	11/11/2030	650	673,603
DLJ Commercial Mortgage Corp. 1998-CF1 A1A	6.14%	2/18/2031	220	222,722
Greenwich Capital Commercial Funding 2004-GG1AA7	5.317%#	6/10/2036	650	677,127
JP Morgan Chase Commercial 2004-CB8 A4	4.404%	1/12/2039	485	471,870

See Notes to Schedule of Investments.

3

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LB-Commercial Conduit Mortgage Trust 1999-C1 B	6.93%	6/15/2031	$100	$112,437
LB-UBS Commercial Mortgage 2003-C1 A4	4.394%	3/17/2032	25	24,623
Morgan Stanley Capital 2004-HQ3 A4	4.80%	1/13/2041	610	612,161
Nationslink Funding Corp. 1998-2 A2	6.476%	8/20/2030	95	104,178
Total				2,898,721

U.S. Treasury Obligations 9.68%
U.S. Treasury Bond	5.25%	2/15/2029	4,124	4,263,350
U.S. Treasury Note	4.875%	2/15/2012	876	934,036
U.S. Treasury Strips	Zero Coupon	8/15/2020	831	370,343
U.S. Treasury Strips	Zero Coupon	11/15/2027	2,500	735,923
Total				6,303,652
Total Long-Term Investments (cost $61,453,930)				62,650,214

SHORT-TERM INVESTMENTS 23.86%
Repurchase Agreement 23.86%
Repurchase Agreement dated 8/31/2004, 1.57% due 9/1/2004 with J.P. Morgan Chase & Co. collateralized by $12,013,000 of Federal Home Loan Mortgage Corp. at 7.00% due 3/15/2010; value: $14,000,000; proceeds: $14,000,611			14,000	14,000,000

Repurchase Agreement dated 8/31/2004, 1.28% due 9/1/2004 with State Street Bank due 9/1/2004 with State & Trust Co. collateralized by $1,575,000 of Federal National Mortgage Assoc. at 3.30% due 7/14/2006; value: $1,581,891; proceeds: $1,546,374			1,546	1,546,319

Total Short-Term Investments (cost $15,546,319)				15,546,319
Total Investments in Securities 120.04% (cost $77,000,249)				78,196,533
Liabilities in Excess of Cash and Other Assets (20.04%)				(13,056,169)
Net Assets 100.00%				$65,140,364

+	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate at August 31, 2004.
(a)	Foreign security traded in U.S. dollars.
(b)	Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of August 31, 2004.
TBA

To be announced.  Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2004

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 92.28%

Asset-Backed Securities 12.22%
American Express Credit 2000-2 A	1.765	%#	9/17/2007	$1,225	$1,226,669
American Express Credit 2001-7 A	1.72	%#	2/16/2009	500	501,327
American Express Master Trust 2002-2 A	1.65	%#	5/15/2006	300	300,345
Ameriquest Mortgage Securities 2004-R7 A5	1.735	%#	8/25/2034	1,668	1,668,704
BMW Vehicle Owner Trust 2003-A A3	1.94%		2/25/2007	330	329,844
Capital Auto Rec. Asset Trust 2002-2 A3	3.82%		7/15/2005	181	181,852
Capital Auto Rec. Asset Trust 2004-1 A2	1.40%		5/15/2006	500	498,466
Chase Funding Mortgage Loan 2003-4 2A1	1.735	%#	2/25/2021	206	206,193
Chase Manhattan Auto Owner Tr. 2002-A A3	3.49%		3/15/2006	160	160,058
Citibank Credit Card 2001-A8 A8	4.10%		12/7/2006	1,115	1,122,239
Citibank Credit Card 2002-A2 A2	1.741	%#	2/15/2007	1,050	1,050,995
Citifinancial Mortgage Sec., Inc. 2004-1 AF1	1.705	%#	4/25/2034	771	771,041
Comed Transitional Funding 1998-1 A5	5.44%		3/25/2007	454	458,903
Daimler Chrysler Auto Trust 2001-D A3	3.15%		11/6/2005	167	166,874
Detriot Edison Securitization Funding LLC Series 2001-1 A2	5.51%		3/1/2007	645	651,177
Discover Card Master Trust I 2000-1 A	1.77	%#	8/16/2007	1,150	1,151,486
Discover Card Master Trust I 2000-5 A	1.78	%#	11/15/2007	590	591,107
Discover Card Master Trust I 2002-4 A	1.66	%#	4/15/2008	1,000	1,001,275
Discover Card Master Trust I 2002-5 A	1.65	%#	5/16/2007	975	975,807
First USA Credit Card MT 1997-7 A	1.698	%#	5/17/2007	2,000	2,001,257
Fleet Credit Card Master Tr. 2000-D A	1.74	%#	5/15/2008	500	501,146
Ford Credit Auto Owner Trust 2002-A A3B	1.72	%#	1/15/2006	286	285,745
Ford Credit Auto Owner Trust 2002-A A4A	4.36%		9/15/2006	444	450,156
Honda Auto Receivables Owner 2002-3 A3	3.00%		5/18/2006	455	457,119
Honda Auto Receivables Owner 2003-1 A3	1.92%		11/20/2006	1,420	1,419,648
Illinois Power 1998-1 A5	5.38%		6/25/2007	235	238,265
MBNA Credit Card Master Note 2001-A4 A	1.73	%#	2/15/2007	1,550	1,550,971
MBNA Master Credit Card Trust 1997-J A	1.72	%#	2/15/2007	500	500,311
MBNA Master Credit Card Trust 2000-A A	7.35%		7/16/2007	925	947,873
Residential Asset Mortgage 2004-RS1 AI1	1.785	%#	1/25/2022	1,071	1,071,960
Residential Asset Sec. Corp. 2003-KS8 AI1	1.735	%#	5/25/2021	880	880,924

See Notes to Schedule of Investments.

1

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Sears Credit Account Master Tr. 2000-3	1.76%#	10/16/2008	$550	$550,348
SLM Student Loan Trust 2003-4 A1	1.54%#	3/16/2009	111	110,814
USAA Auto Owner Trust 2002-1 A3	2.41%	10/16/2006	178	178,320
Total				24,159,219

Corporate Bonds 24.71%
Agco Corp.	9.50%	5/1/2008	315	343,350
Airgas, Inc.	7.75%	9/15/2006	750	795,000
Altria Group, Inc.	7.00%	11/4/2013	155	163,663
Amerada Hess Corp.	7.875%	10/1/2029	206	235,603
American Standard, Inc.	7.625%	2/15/2010	686	783,755
AT&T Broadband Corp.	8.375%	3/15/2013	335	405,714
AT&T Broadband Corp.	9.455%	11/15/2022	508	680,111
Bowater, Inc.	6.50%	6/15/2013	620	608,234
Browning Ferris Industries	6.375%	1/15/2008	450	459,000
Century Aluminum Co. +	7.50%	8/15/2014	235	242,638
Chesapeake Energy Corp.	8.375%	11/1/2008	402	440,190
Cincinnati Bell, Inc.	7.25%	7/15/2013	450	425,250
Corn Products Int’l., Inc.	8.45%	8/15/2009	691	789,467
Corning, Inc.	5.90%	3/15/2014	205	200,551
CRH America, Inc.	6.95%	3/15/2012	965	1,096,556
Crompton Corp. +	9.875%	8/1/2012	480	501,600
CSC Holdings, Inc.	7.625%	4/1/2011	400	417,000
D. R. Horton, Inc.	10.50%	4/1/2005	500	525,000
Dean Foods Co.	8.15%	8/1/2007	706	773,952
Dow Chemical Co.	5.97%	1/15/2009	1,630	1,752,330
Dun & Bradstreet Corp.	6.625%	3/15/2006	530	554,658
Ferrellgas Partners, L. P.	6.75%	5/1/2014	450	450,000
FMC Corp.	6.75%	5/5/2005	372	380,835
Ford Motor Credit Corp.	6.875%	2/1/2006	7,379	7,764,494
Fort James Corp.	6.875%	9/15/2007	405	437,400
Fort James Corp.	7.75%	11/15/2023	215	226,287
France Telecom (a)	9.50%	3/1/2031	732	966,400
Gazprom Int’l S.A. +(a)	7.201%	2/1/2020	540	544,050
General Electric Capital Corp.	6.00%	6/15/2012	185	203,008

See Notes to Schedule of Investments.

2

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
General Electric Capital Corp.	7.375%	1/19/2010	$1,068	$1,235,514
General Electric Co.	5.00%	2/1/2013	1,558	1,605,405
General Mills, Inc.	5.125%	2/15/2007	585	612,555
GMAC Mortgage Corp.	8.00%	11/1/2031	890	924,751
Goldman Sachs Group, Inc.(The)	6.875%	1/15/2011	1,872	2,115,798
Harrah’s Operating Co., Inc.	8.00%	2/1/2011	956	1,100,907
HCA, Inc.	7.875%	2/1/2011	660	748,285
Hilton Hotels Corp.	8.25%	2/15/2011	400	468,000
Household Finance Corp.	7.00%	5/15/2012	835	956,334
International Steel Group +	6.50%	4/15/2014	440	426,800
Int’l. Flavors & Frag., Inc.	6.45%	5/15/2006	965	1,021,235
Kansas City Power & Light	7.125%	12/15/2005	97	102,714
Kinder Morgan Energy Part	7.75%	3/15/2032	205	238,376
L-3 Communication Holdings Corp.	7.625%	6/15/2012	482	524,175
MGM Mirage, Inc. +	6.75%	9/1/2012	445	456,125
Nevada Power Co.	8.25%	6/1/2011	450	492,750
Niagara Mohawk Holdings, Inc.	5.375%	10/1/2004	465	466,307
Northwest Pipeline Corp.	8.125%	3/1/2010	425	480,781
Peabody Energy Corp.	5.875%	4/15/2016	530	508,800
PG&E Corp.	4.80%	3/1/2014	210	208,090
Phelps Dodge Corp.	8.75%	6/1/2011	375	456,187
Quest Diagnostics, Inc.	7.50%	7/12/2011	845	992,164
Qwest Communications Int’l., Inc.+	7.25%	2/15/2011	230	213,900
Scholastic Corp.	5.75%	1/15/2007	1,114	1,173,851
Shaw Communications, Inc. (a)	7.25%	4/6/2011	913	980,821
Sprint Capital Corp.	8.75%	3/15/2032	193	245,078
Telus Corp. (a)	8.00%	6/1/2011	1,041	1,211,919
Tennessee Gas Pipeline	6.00%	12/15/2011	95	88,350
Time Warner, Inc.	6.125%	4/15/2006	235	247,105
Time Warner, Inc.	7.625%	4/15/2031	1,127	1,289,699
Trinity Industries, Inc. +	6.50%	3/15/2014	410	395,650
UnitedHealth Group, Inc.	3.375%	8/15/2007	779	782,276
Verizon Global Funding Corp.	7.25%	12/1/2010	1,033	1,187,205
Viacom, Inc.	6.625%	5/15/2011	581	646,158
Waste Management, Inc.	7.10%	8/1/2026	237	261,781

See Notes to Schedule of Investments.

3

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Waste Management, Inc.	7.375%	8/1/2010	$180	$207,345
Weyerhaeuser Co.	7.375%	3/15/2032	519	597,482
Total				48,836,769

Foreign Bonds 2.47%
Republic of Brazil, Federal (a)	10.50%	7/14/2014	570	612,750
Republic of Colombia (a)	10.75%	1/15/2013	150	173,625
Republic of Ecuador +(a)	8.00%#	8/15/2030	40	31,500
Republic of Panama	9.625%	2/8/2011	145	165,662
Republic of Peru (a)	8.375%	5/3/2016	175	178,063
Republic of Peru (a)	9.875%	2/6/2015	130	147,550
Republic of Turkey (a)	9.875%	3/19/2008	115	129,519
Republic of Venezuela (a)	10.75%	9/19/2013	170	185,725
Russian Federation +(a)	5.00%#	3/31/2030	750	722,812
Telecom Italia Capital +(a)	5.25%	11/15/2013	1,205	1,225,927
Ukraine Government +(a)	7.65%	6/11/2013	170	172,856
United Mexican States (a)	6.375%	1/16/2013	1,085	1,141,963
Total				4,887,952

Government Sponsored Enterprises Bonds 17.68%
Federal National Mortgage Assoc.	4.75%	2/21/2013	10,573	10,542,761
Federal National Mortgage Assoc.	6.125%	3/15/2012	10,211	11,413,131
Federal National Mortgage Assoc.	6.625%	11/15/2030	2,509	2,927,230
Federal National Mortgage Assoc. (c)	7.25%	1/15/2010	8,636	10,048,841
Total				34,931,963

Government Sponsored Enterprises Pass-Throughs 24.87%
Federal Home Loan Mortgage Corp. Gold	6.00%	TBA	6,950	7,186,731
Federal Home Loan Mortgage Corp. A21418	5.00%	5/1/2034	1,136	1,128,009
Federal Home Loan Mortgage Corp. B10496	5.00%	11/1/2018	5,155	5,262,576
Federal Home Loan Mortgage Corp. B14216	4.50%	5/1/2019	1,823	1,825,156
Federal Home Loan Mortgage Corp. B15140	4.50%	6/1/2019	1,400	1,401,442
Federal Home Loan Mortgage Corp. B15328	5.00%	6/1/2019	2,608	2,660,174
Federal Home Loan Mortgage Corp. C63990	7.00%	2/1/2032	118	126,445

See Notes to Schedule of Investments.

4

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
Federal Home Loan Mortgage Corp. C66953	7.00%	5/1/2032	$643		$686,626
Federal Home Loan Mortgage Corp. C77216	7.00%	8/1/2032	190		202,690
Federal Home Loan Mortgage Corp. G01641	7.00%	11/1/2033	140		149,461
Federal Home Loan Mortgage Corp. G01658	5.00%	2/1/2034	2,233		2,222,478
Federal National Mortgage Assoc.	5.50%	TBA	16,340		16,713,927
Federal National Mortgage Assoc.	6.50%	TBA	8,805		9,245,250
Federal National Mortgage Assoc.	6.50%	7/1/2008	209		227,211
Federal National Mortgage Assoc.	6.87%	4/1/2006	45		47,095
Federal National Mortgage Assoc.	7.036%	7/1/2006	9		9,552
Federal National Mortgage Assoc.	7.04%	3/1/2007	46		49,325
Total					49,144,148

Non-Agency Collateralized Mortgage Obligations 0.07%
Residential Asset Mortgage 2004-RS7 AI1	1.785%#	8/25/2022	148		147,812

Non-Agency Commercial Mortgage-Backed Securities 3.33%
Bear Stearns Commercial Mortgage 2004-PWR3	4.487%	2/11/2041	325		324,048
Credit Suisse First Boston 1998-C2 A1	5.96%	11/11/2030	1,245		1,290,038
DLJ Commercial Mortgage Corp. 1998-CF1 A1A	6.14%	2/18/2031	325		328,560
GMAC Commercial Mortgage Sec., Inc. 2003-C1 A2	4.079%	5/10/2036	135		130,195
Greenwich Capital Commercial Funding 2004-GG1 A7	5.317%#	6/10/2036	1,750		1,823,034
LB-UBS Commercial Mortgage 2003-C1 A4	4.394%	3/17/2032	395		389,037
LB-UBS Commercial Mortgage 2003-C8 A3	4.83%	11/15/2027	350		358,770
Morgan Stanley Capital 2004-HQ3 A4	4.80%	1/13/2041	1,930		1,936,836
Total					6,580,518

Pass-Through Agencies 0.00%
Government National Mortgage Assoc.	12.00%	8/15/2013	—	(b)	101

U.S. Treasury Obligations 6.93%
U.S. Treasury Bond	5.25%	2/15/2029	9,604		9,928,519
U.S. Treasury Strips	Zero Coupon	8/15/2020	1,850		824,471
U.S. Treasury Strips	Zero Coupon	11/15/2027	9,990		2,940,747
Total					13,693,737
Total Long-Term Investments (cost $178,640,391)					182,382,219

See Notes to Schedule of Investments.

5

Investments	Principal Amount (000)	Value
SHORT-TERM INVESTMENTS 24.19%
Repurchase Agreement 24.19%
Repurchase Agreement dated 8/31/2004, 1.57% due 9/1/2004 with J.P. Morgan Chase & Co. collateralized by $40,548,000 of Federal Home Loan Mortgage Corp. at 3.375% due 4/15/2009; value: $40,000,000; proceeds: $40,001,744	$40,000	$40,000,000

Repurchase Agreement dated 8/31/2004, 1.28% due 9/1/2004 with State Street Bank & Trust Co. collateralized by $7,870,000 of Federal National Mortgage Assoc. at 3.10% due 11/4/09; value: $7,958,538; proceeds: $7,800,030	7,800	7,799,753

Total Short-Term Investments (cost $47,799,753)		47,799,753
Total Investments in Securities 116.47% (cost $226,440,144)		230,181,972
Liabilities in Excess of Cash and Other Assets (16.47%)		(32,548,984)
Net Assets 100.00%		$197,632,988

+	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate at August 31, 2004.
(a)	Foreign security traded in U.S. dollars.
(b)	Amount represents less than $1,000.
(c)	Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of August 31, 2004.
TBA	To be announced. Security purchased on a forward commitment basis with an approximate principal and maturity date.
Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

See Notes to Schedule of Investments.

6

Notes to Schedule of Investments (unaudited)

1.     ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company, organized as a Delaware Business Trust on August 16, 1993. The Trust currently consists of seven funds. These Schedules of Investments cover the following two funds and their respective classes: Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”) and Lord Abbett Total Return Fund (“Total Return Fund”) (collectively, the “Funds”).

The investment objective of each Fund is to seek income and capital appreciation to produce a high total return.

2.     SIGNIFICANT ACCOUNTING POLICIES

(a)          Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded.  Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques.  Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded.  If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)         Security Transactions– Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)          Futures Contracts–Futures contracts are marked to market daily, and the variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for federal income tax purposes at fiscal year-end.

Each Fund had the following futures obligations at August 31, 2004:

Core Fixed Income Fund

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 10 Year Note	September 2004	2	Short	$(226,938)	$(10,588)
U.S. 5 Year Note	September 2004	17	Short	(1,895,766)	(64,366)

Total Return Fund

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 10 Year Note	September 2004	5	Short	$(567,344)	$(26,470)
U.S. 5 Year Note	September 2004	61	Short	(6,802,453)	(202,836)

(d)         Repurchase Agreements— Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities or U.S. Government sponsored enterprises securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3.              FEDERAL TAX INFORMATION

As of August 31, 2004, the Funds’ aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes are as follows:

	Core Fixed Income Fund	Total Return Fund
Tax Cost	$77,000,249	$226,440,144
Gross unrealized gain	1,251,934	3,965,076
Gross unrealized loss	(55,650)	(223,248)
Net unrealized security gain/loss	$1,196,284	$3,741,828

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

4.              INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise.

Each Fund may invest a significant portion of its assets in asset backed securities and mortgage-related securities, including those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities.  Early principal repayment may deprive a Fund of income payments above current market rates.  The prepayment rate also will affect the price and volatility of these securities. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprises involved, not by the U.S. Government.

The lower-rated or high yield bonds, in which the Total Return Fund may invest, are subject to greater price fluctuations, as well as additional risks.  The Funds’ investment in foreign securities may present increased market, liquidity, currency, political, information and other risks.

These factors can affect Fund performance.

Item 2:           Controls and Procedures.

(a)          Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:           Exhibits.

(i)             Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

/s/Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: October 28, 2004

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: October 28, 2004